Note 16 - Segmented Information - Schedule of Non-current Assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-current assets	$ 72,783,284	$ 71,414,558
CANADA
Statement Line Items [Line Items]
Non-current assets	205,898	339,364
UNITED STATES
Statement Line Items [Line Items]
Non-current assets	13,968,566	14,098,446
MEXICO
Statement Line Items [Line Items]
Non-current assets	$ 58,608,820	$ 56,976,748